Expense Example	Dec. 29, 2025 USD ($)
Timber Point Global Allocations Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 226
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,453
Expense Example, with Redemption, 10 Years	3,140
Timber Point Alternative Income Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	1,322
Expense Example, with Redemption, 10 Years	$ 2,892